CONDENSED STATEMENTS OF CASH FLOWS - USD ($)	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (757,781)	$ (1,075,657)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned and unrealized loss on marketable securities held in Trust Account	(331,690)	(615,937)
Change in fair value of derivative liability - Forward Purchase Agreement	212,503
Changes in operating assets and liabilities:
Prepaid expenses and other assets	182,370	(368,554)
Accounts payable, accrued expenses and income tax payable	188,105	785,444
Franchise tax payable	(142,000)	147,600
Interest on loan payable	1,694
Net cash used in operating activities	(646,799)	(1,127,104)
CASH FLOWS FROM INVESTING ACTIVITIES
Cash deposited to Trust Account	(60,100)	(116,150,000)
Cash withdrawn from Trust Account in connection with redemption	114,329,594
Net cash provided by (used in) investing activities	114,269,494	(116,150,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from initial public offering, net of underwriters' discount		114,500,000
Proceeds from private placement		3,760,000
Proceeds from loan payable	200,000
Redemption of Common Stock	(114,329,594)
Payment of Sponsor loan		(80,000)
Payment of offering costs		(431,000)
Net cash (used in) provided by financing activities	(114,129,594)	117,749,000
NET CHANGE IN CASH	(506,899)	471,896
CASH, BEGINNING OF PERIOD	809,481	3,913
CASH, END OF PERIOD	302,582	475,809
Supplemental disclosure of noncash activities:
Issuance of Forward Purchase Agreement	430,021
Excise tax liability arising from redemption of shares	1,143,296
Accretion of common stock subject to redemption value	$ 305,657	$ 6,090,102